Income Taxes - schedule of Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 235	$ 266	$ 351
Accelerated depreciation on property, plant and equipment
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(12)	(18)
Losses, credits and investment allowances available for offsetting against future taxable income
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	231	277
Accrued expenses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	11	16
Inventory
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	3	1
Other comprehensive income (loss)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	2	(8)
Currency effect
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	(1)	0
Other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net deferred tax assets	$ 1	$ (2)